                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------

Check here if Amendment [  ]; Amendment Number:
                                                -------------
 This Amendment (Check only one):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
         ----------------------------
Address: 645 Madison Avenue, 8th Floor
         -----------------------------
         New York, NY 10022
         ------------------


Form 13F File Number: 28-01221
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Mittelman
       --------------
Title: Chief Compliance Officer
       ------------------------
Phone: 212-752-5255
       ------------

Signature, Place, and Date of Signing:


   /s/ Paul Mittelman                  New York, NY                08/01/06
   ------------------                  ------------                --------
       [Signature]                    [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              3
                                            ---------------------

Form 13F Information Table Entry Total:                       100
                                            ---------------------

Form 13F Information Table Value Total:                 1,377,994
                                            ---------------------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




    No.        Form 13F File Number Name

      1        28 - 10208                      Richmond Enterprises, Inc.
    -----           --------------------       --------------------------


      2        28 - 10207                      New York Community Bank
    -----           --------------------       -----------------------


      3        28 - 10200                      New York Community Bancorp, Inc.
    -----           --------------------       --------------------------------

                           PETER B. CANNELL & COMPANY
                                    FORM 13F
                               AS OF JUNE 30, 2006

                                                                                                       Voting Authority
                                                                                                       ----------------
                                                                Value      Shares/  Sh/ Put/ Invstmt   Other
Name of Issuer                   Title of class   CUSIP         (x$1000)   Prn Amt  Prn Call Dscretn   Manager   Sole   Shared  None
------------------------------   ---------------- ---------     --------   -------- --- ---- -------   ------- -------- ------  ----
ABBOTT LABORATORIES              COM              002824100         945      21666  SH       Defined   1,2,3     21666
AFLAC CORPORATION                COM              001055102        6301     135946  SH       Defined   1,2,3    135946
AGILENT TECHNOLOGIES             COM              00846U101        1848      58550  SH       Defined   1,2,3     58550
ALEXANDER & BALDWIN INC          COM              014482103       23997     542050  SH       Defined   1,2,3    542050
ALLERGAN INC                     COM              018490102         531       4950  SH       Defined   1,2,3      4950
AMB PROPERTY CORP                COM              00163T109        4194      82975  SH       Defined   1,2,3     82975
AMERICAN HOME MORTGAGE INVESTM   COM              02660R107        6661     180700  SH       Defined   1,2,3    180700
AMERICAN INTL GROUP INC COM      COM              026874107        3762      63715  SH       Defined   1,2,3     63715
AMGEN INC                        COM              031162100        1699      26050  SH       Defined   1,2,3     26050
ANALOG DEVICES                   COM              032654105       28233     878445  SH       Defined   1,2,3    878445
APACHE CORPORATION               COM              037411105        4607      67500  SH       Defined   1,2,3     67500
APPLERA CORP-APPLIED BIOSYSTEM   COM AP BIO GRP   038020103        1774      54850  SH       Defined   1,2,3     54850
AUTOMATIC DATA PROCESSING        COM              053015103         249       5500  SH       Defined   1,2,3      5500
BAXTER INTERNATIONAL INC         COM              071813109        4063     110519  SH       Defined   1,2,3    110519
BILL BARRETT CORP                COM              06846N104        4145     140000  SH       Defined   1,2,3    140000
BJS WHOLESALE CLUB               COM              05548J106        4253     150000  SH       Defined   1,2,3    150000
BP AMOCO P L C SPONSORED ADR     Sponsored ADR    055622104         225       3230  SH       Defined   1,2,3      3230
BROOKFIELD ASSET MGMT INC        CLA LTD VT SH    112585104       60973    1501066  SH       Defined   1,2,3   1501066
BROOKFIELD HOMES                 COM              112723101       33888    1028465  SH       Defined   1,2,3   1028465
CAPITOL FEDERAL FNL              COM              14057c106        1510      44050  SH       Defined   1,2,3     44050
CASCADE NATL GAS CORP            COM              147339105        1136      53875  SH       Defined   1,2,3     53875
CELGENE CORP                     COM              151020104       64867    1367634  SH       Defined   1,2,3   1367634
CHARTER FINANCIAL CORP           COM              16122M100       19365     490750  SH       Defined   1,2,3    490750
CHEVRON CORP NEW                 COM              166764100         846      13628  SH       Defined   1,2,3     13628
CHUBB CORP                       COM              171232101         235       4700  SH       Defined   1,2,3      4700
CIMAREX ENERGY                   COM              171798101       42730     993725  SH       Defined   1,2,3    993725
CISCO SYS INC                    COM              17275r102        4004     205040  SH       Defined   1,2,3    205040
COLGATE-PALMOLIVE CO             COM              194162103         664      11080  SH       Defined   1,2,3     11080
COMPASS MINERALS INTL INC        COM              20451N101       17754     711575  SH       Defined   1,2,3    711575
COUNTRYWIDE FINANCIAL            COM              222372104       44670    1173060  SH       Defined   1,2,3   1173060
DEERE & CO                       COM              244199105       27487     329225  SH       Defined   1,2,3    329225
DISNEY WALT CO.                  COM Disney       254687106        3717     123896  SH       Defined   1,2,3    123896
DOLLAR THRIFTY AUTO GROUP INC    COM              256743105       43125     956845  SH       Defined   1,2,3    956845
DOMINION RESOURCES INC VA NEW    COM              25746u109         936      12511  SH       Defined   1,2,3     12511
DOVER CORPORATION                COM              260003108        6480     131100  SH       Defined   1,2,3    131100
DRESS BARN INC                   COM              261570105       24626     971450  SH       Defined   1,2,3    971450
DUKE ENERGY CORP NEW             COM              26441C105        1654      56300  SH       Defined   1,2,3     56300
ECHOSTAR COMMUNICATIONS NEW      COM CL A         278762109        1928      62575  SH       Defined   1,2,3     62575
EMC CORP                         COM              268648102        2510     228850  SH       Defined   1,2,3    228850
EV3 INC                          COM              26928A200       20739    1400350  SH       Defined   1,2,3   1400350
EXXON MOBIL CORP                 COM              30231g102        2068      33703  SH       Defined   1,2,3     33703
FIRST DATA CORP                  COM              319963104        3866      85836  SH       Defined   1,2,3     85836
GENERAL ELECTRIC COMPANY         COM              369604103        1259      38200  SH       Defined   1,2,3     38200
GOVERNMENT PROPERTIES TRUST IN   COM              38374W107         289      30500  SH       Defined   1,2,3     30500
HARLEY DAVIDSON INC.             COM              412822108         329       6000  SH       Defined   1,2,3      6000
HOME DEPOT                       COM              437076102        1262      35250  SH       Defined   1,2,3     35250
HUDSON CITY BANCORP INC          COM              443683107       94558    7093605  SH       Defined   1,2,3   7093605
JAPAN SMALLER CAPITALIZATION F   COM              47109U104         252      18000  SH       Defined   1,2,3     18000
JOHNSON & JOHNSON CO             COM              478160104        2790      46563  SH       Defined   1,2,3     46563
M&T BANK CORP.                   COM              55261f104        2769      23484  SH       Defined   1,2,3     23484

MERCK & CO INC                   COM              589331107        1929      52950  SH       Defined   1,2,3     52950
MFA MORTGAGE                     COM              55272X102       10718    1557800  SH       Defined   1,2,3   1557800
MICROSOFT CORP.                  COM              594918104        3799     163033  SH       Defined   1,2,3    163033
MILLIPORE CORP                   COM              601073109        1313      20850  SH       Defined   1,2,3     20850
NATIONAL FINANCIAL PARTNR        COM              63607P208       39335     887730  SH       Defined   1,2,3    887730
NEWFIELD EXPLORATION CO          COM              651290108       54404    1111655  SH       Defined   1,2,3   1111655
NORFOLK SOUTHERN CORP            COM              655844108       58976    1108160  SH       Defined   1,2,3   1108160
NORTHROP GRUMMAN CORP            COM              666807102        1640      25601  SH       Defined   1,2,3     25601
NORTHWEST NATURAL GAS            COM              667655104         337       9100  SH       Defined   1,2,3      9100
NOVELIS INC                      COM              67000X106        1518      70325  SH       Defined   1,2,3     70325
ORACLE CORP.                     COM              68389X105         174      12000  SH       Defined   1,2,3     12000
PEABODY ENERGY                   COM              704549104       60223    1080240  SH       Defined   1,2,3   1080240
PEPSICO INC COM                  COM              713448108         450       7500  SH       Defined   1,2,3      7500
PETROHAWK ENERGY CORP            COM              716495106       17992    1427900  SH       Defined   1,2,3   1427900
PETSMART INC                     COM              716768106        5624     219700  SH       Defined   1,2,3    219700
PHELPS DODGE                     COM              717265102       23557     286725  SH       Defined   1,2,3    286725
PMC COMMERCIAL TRUST             SH BEN INT       693434102        6773     532500  SH       Defined   1,2,3    532500
POTLATCH CORP                    COM              737630103       19957     528675  SH       Defined   1,2,3    528675
PRINCIPAL FINL GROUP INC         COM              74251V102         629      11300  SH       Defined   1,2,3     11300
PROCTER & GAMBLE CO              COM              742718109         675      12136  SH       Defined   1,2,3     12136
PROVIDENT NEW YORK BANCORP       COM              744028101        9873     746850  SH       Defined   1,2,3    746850
PRUDENTIAL FINANCIAL INC         COM              744320102         816      10500  SH       Defined   1,2,3     10500
RAYONIER INC                     COM              754907103       53033    1398912  SH       Defined   1,2,3   1398912
REPUBLIC SERVICES INC            COM              760759100       52921    1311865  SH       Defined   1,2,3   1311865
RESMED INC                       COM              761152107       14552     309945  SH       Defined   1,2,3    309945
ROCKWELL AUTOMATION INC          COM              773903109        7885     109500  SH       Defined   1,2,3    109500
SCHERING PLOUGH CORP             COM              806605101        2948     154900  SH       Defined   1,2,3    154900
SCOTTS MIRACLE-GRO CO            COM CL A         810186106       35341     835100  SH       Defined   1,2,3    835100
SEALED AIR CORP                  COM              81211k100         292       5600  SH       Defined   1,2,3      5600
SIGMA ALDRICH CORP.              COM              826552101         262       3600  SH       Defined   1,2,3      3600
SLM CORPORATION                  COM              78442P106        3421      64636  SH       Defined   1,2,3     64636
SOUTHWESTERN ENERGY CO.          COM              845467109        3436     110275  SH       Defined   1,2,3    110275
STANLEY WORKS                    COM              854616109        5594     118475  SH       Defined   1,2,3    118475
STARBUCKS CORP.                  COM              855244109         227       6000  SH       Defined   1,2,3      6000
SYSCO CORP                       COM              871829107        4737     155000  SH       Defined   1,2,3    155000
TELEFLEX INC                     COM              879369106       55746    1031955  SH       Defined   1,2,3   1031955
TEVA PHARMACEUTCL INDS ADR       ADR              881624209         436      13792  SH       Defined   1,2,3     13792
THERMO ELECTRON CORP             COM              883556102       57440    1584983  SH       Defined   1,2,3   1584983
TIERONE CORP                     COM              88650R108       18046     534375  SH       Defined   1,2,3    534375
TREX CO INC                      COM              89531P105        2195      84800  SH       Defined   1,2,3     84800
UNILEVER N V                     NY SHS NEW       904784709        1437      63720  SH       Defined   1,2,3     63720
VENTANA MEDICAL SYSTEMS          COM              92276h106         283       6000  SH       Defined   1,2,3      6000
WAL MART STORES INC              COM              931142103        1351      28050  SH       Defined   1,2,3     28050
WATTS WATER TECHNOLOGIES INC C   CL A             942749102         755      22500  SH       Defined   1,2,3     22500
WEINGARTEN RLTY INVS             SH BEN INT       948741103         214       5600  SH       Defined   1,2,3      5600
WESTERN REFINING INC             COM              959319104        5395     250000  SH       Defined   1,2,3    250000
WESTFIELD FINANCIAL INC          COM              96008D101        2674      92200  SH       Defined   1,2,3     92200
WHIRLPOOL CORP                   COM              963320106       30703     371485  SH       Defined   1,2,3    371485
XTO ENERGY INC                   COM              98385X106       57151    1290966  SH       Defined   1,2,3   1290966
INTERNATIONAL RECTIFIER          CONV             460254ae5        6033    6140000  PRN      Defined   1,2,3   6140000
REPORT SUMMARY                                100 DATA RECORDS  1377994             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED